Equity Compensation Plan (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 11, 2020	Nov. 05, 2019	Jun. 22, 2021	Sep. 22, 2020	Jul. 16, 2020	Mar. 26, 2020	Sep. 25, 2019	Jun. 18, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 25, 2021	Sep. 22, 2021	Sep. 16, 2020	Sep. 15, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense									$ 221,000			$ 180,000			$ 1,123,000	$ 329,000
General and administrative expenses									192,000			101,000			1,023,000	198,000
Research and development expenses									27,000			36,000			69,000	70,000
Cost of revenues									2,000			43,000			31,000	$ 61,000	$ 1,453,005	$ 589,640
Unamortized stock-based compensation									1,300,000						$ 1,300,000		$ 3,300,000
Unamortized stock-based compensation period															1 year 8 months 12 days
Intrinsic value of outstanding									547,000						$ 547,000
Intrinsic value of vested stock options									413,000						$ 413,000
Weighted average grant date fair value																	$ 1.20	$ 0.93
Stock-based compensation expense								$ 524,650	$ 221,350	$ 223,155	$ 678,918	$ 148,781	$ 116,613	$ 63,880			$ 623,457	$ 62,099
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense																	420,000	47,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense																	67,000	9,000
Deferred Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense																	13,000	$ 7,000
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense																	$ 123,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options																			25,000	1,911,160
Options Held [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted			388,246
Equity Compensation Plan description	The grant was reduced to 500,000 options, including 375,000 options and 125,000 options respectively under the two categories, due to limitations under the 2019 Plan. The terms of the 125,000 performance-based options were established in the quarter ended September 30, 2020. The terms of the performance-based options were met during the quarter ended March 31, 2021					Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of Common Stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of Common Stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration
Options Held [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant term			2 years
Option exercise price			$ 2.90
Options Held [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant term			5 years
Option exercise price			$ 3.93
Options Held [Member] | Executive Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	965,850				600,000
Option grant term	2 years				10 years
Option exercise price					$ 1.50
Options Held [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted	321,950			1,637,410	200,000
Option grant term	10 years			2 years	1 year
Option exercise price	$ 1.50			$ 1.50
Options Held [Member] | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted							350,000
Option grant term							10 years
Option exercise price							$ 1.50
Options Held [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted		240,000
Option grant term		5 years
Option exercise price		$ 1.50
N 2019 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized								1,326,000													4,600,000
Amended N 2019 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized																					4,600,000	2,500,000